S000071710 [Member] Annual Fund Operating Expenses - Putnam Focused Large Cap Value ETF	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
C000227196
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.56%	[1]
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.55%

[1]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[2]	The Investment Manager, as defined below, has agreed to reduce its fees by an amount equal to the management fees paid by Franklin Templeton affiliated funds with respect to assets the fund invests in such affiliated funds. This arrangement cannot be terminated prior to December 31, 2026 without approval of the Board of Trustees.